Stock- Based Compensation (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of the Company's restricted stock activity
Outstanding at beginning of year	1,304,891	1,266,201	1,304,386
Granted	301,856	300,677	348,460
Vested	(412,859)	(16,072)	(300,598)
Forfeited	(274,140)	(245,915)	(86,047)
Outstanding at end of year	919,748	1,304,891	1,266,201